SUBSEQUENT EVENTS (Details Narrative) - USD ($)				1 Months Ended	12 Months Ended
	Sep. 27, 2022	Sep. 15, 2022	Sep. 14, 2022	Sep. 30, 2022	Aug. 31, 2022	Aug. 31, 2021	Dec. 16, 2021	Dec. 15, 2021
Subsequent Event [Line Items]
Number of shares issued					74,074
Common stock par value per share					$ 0.001	$ 0.001	$ 0.001	$ 0.001
Gross proceeds from the offering					$ 185,185
Subsequent Event [Member]
Subsequent Event [Line Items]
Number of shares issued				6,000,000
Common stock par value per share				$ 0.001
Shares issued price per share				$ 2.50
Gross proceeds from the offering	$ 299,055	$ 299,055	$ 299,055
Investor [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Number of shares issued				119,621